FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2012

(unaudited)

	Shares	Value (A)
Stocks — 93.9%
Consumer Discretionary — 11.3%
BorgWarner, Inc. (C)	135,000	$11,385,900
Columbia Sportswear Co.	200,000	9,490,000
Lowe’s Companies, Inc.	600,000	18,828,000
Marriott International Inc. (Class A)	300,000	11,355,000
McDonald’s Corp.	240,000	23,544,000
Newell Rubbermaid Inc.	400,000	7,124,000
Ryland Group, Inc.	613,500	11,828,280
Target Corp.	320,000	18,646,400
Walt Disney Co.	480,000	21,014,400

		133,215,980

Consumer Staples — 10.3%
Avon Products, Inc.	359,600	6,961,856
Bunge Ltd.	130,000	8,897,200
Coca-Cola Co.	200,000	14,802,000
CVS/Caremark Corp.	295,000	13,216,000
Diageo plc ADR	2,000	192,200
PepsiCo, Inc. (G)	300,000	19,905,000
Philip Morris International Inc. (F)	150,000	13,291,500
Procter & Gamble Co.	280,000	18,818,800
Safeway Inc. (B)	340,000	6,871,400
Senomyx, Inc. (C)	1,284,400	3,519,256
Unilever plc ADR	460,000	15,203,000

		121,678,212

Energy — 10.7%
Chevron Corp. (F)	166,000	17,801,840
CONSOL Energy Inc.	73,700	2,513,170
Exxon Mobil Corp. (G)	115,000	9,973,950
Halliburton Co.	150,000	4,978,500
National Oilwell Varco, Inc. (F)	100,000	7,947,000
Peabody Energy Corp.	41,060	1,189,098
Petroleum & Resources Corporation (D)	2,186,774	56,856,124
Schlumberger Ltd.	120,000	8,391,600
Seadrill Ltd.	100,100	3,754,751
Spectra Energy Corp.	405,780	12,802,359

		126,208,392

Financials — 12.9%
Banks — 3.2%
PNC Financial Services Group, Inc.	235,000	15,155,150
Wells Fargo & Co.	655,000	22,361,700

		37,516,850

Diversified Financials — 6.3%
Affiliated Managers Group, Inc.	19,000	2,124,390
Bank of America Corp.	930,000	8,900,100
Bank of New York Mellon Corp.	403,775	9,743,091
Capital One Financial Corp.	240,000	13,377,600
JPMorgan Chase & Co.	600,000	27,588,000
Morgan Stanley	120,000	2,356,800
T. Rowe Price Group, Inc.	150,000	9,795,000

		73,884,981

Insurance — 3.3%
ACE Ltd. (C)	165,000	12,078,000
AXIS Capital Holdings, Ltd.	190,000	6,302,300
MetLife Inc.	285,000	10,644,750
Prudential Financial, Inc.	150,000	9,508,500

		38,533,550

Real Estate — 0.1%
Digital Realty Trust Inc. (B)	15,000	1,109,550

Health Care — 11.0%
Bristol-Myers Squibb Co.	159,061	5,368,309
Celgene Corp. (C)	120,000	9,302,400
Express Scripts Inc.	220,000	11,919,600
Gilead Sciences, Inc. (C)	250,000	12,212,500
Johnson & Johnson	255,000	16,819,800
Life Technologies Corp. (C)	200,000	9,764,000
McKesson Corp.	20,800	1,825,616
Medtronic, Inc.	350,000	13,716,500
Pfizer Inc.	800,000	18,128,000
Teva Pharmaceutical Industries Ltd. ADR	220,000	9,913,200
UnitedHealth Group Inc.	227,500	13,408,850
Zimmer Holdings, Inc. (C)	115,000	7,392,200

		129,770,975

Industrials — 9.5%
Caterpillar Inc. (F)	160,000	17,043,200
Emerson Electric Co.	220,000	11,479,600
FedEx Corp.	115,000	10,575,400
General Electric Co.	540,000	10,837,800
Goodrich Corp.	30,000	3,763,200
Honeywell International Inc.	255,000	15,567,750
Kansas City Southern	55,000	3,942,950
Masco Corp.	725,000	9,693,250
Norfolk Southern Corp.	100,000	6,583,000
Old Dominion Freight Line, Inc. (C)	35,000	1,668,450
Spirit AeroSystems Holdings, Inc. (Class A) (C)	500,000	12,230,000
Terex Corp.	20,000	450,000
United Technologies Corp.	100,000	8,294,000

		112,128,600

Information Technology — 18.3%
Semiconductors — 2.2%
Broadcom Corp. (C)	100,000	3,930,000
Intel Corp.	790,000	22,206,900

		26,136,900

Software & Services — 7.0%
Automatic Data Processing, Inc.	200,000	11,038,000
Cognizant Technology Solutions Group (Class A) (C)	150,000	11,542,500
Google Inc. (Class A) (C)(F)	22,400	14,363,776
Microsoft Corp.	700,000	22,575,000
Oracle Corp.	760,000	22,161,600

		81,680,876

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2012

(unaudited)

	Principal/ Shares	Value (A)
Technology Hardware & Equipment — 9.1%
ADTRAN, Inc.	102,200	$3,187,618
Apple Inc. (C)(F)	80,000	47,957,600
Cisco Systems, Inc.	850,000	17,977,500
F5 Networks, Inc. (C)	45,000	6,073,200
Hewlett-Packard Co.	250,000	5,957,500
NetApp, Inc. (C)	125,000	5,596,250
QUALCOMM Inc.	300,000	20,406,000

		107,155,668

Materials — 4.5%
Air Products and Chemicals, Inc. (F)	30,000	2,754,000
CF Industries Holdings, Inc. (F)	38,531	7,037,687
Cliffs Natural Resources Inc. (F)	81,000	5,610,060
Dow Chemical Co.	360,000	12,470,400
Freeport-McMoRan Copper & Gold Inc.	205,700	7,824,828
Potash Corporation of Saskatchewan Inc. (F)	130,100	5,944,269
Praxair, Inc. (F)	67,500	7,738,200
Teck Resources Ltd. (Class B)	95,000	3,387,700

		52,767,144

Telecom Services — 3.2%
AT&T Corp.	475,000	14,834,250
CenturyLink, Inc.	360,000	13,914,000
Verizon Communications Inc.	230,000	8,792,900

		37,541,150

Utilities — 2.2%
MDU Resources Group, Inc.	310,600	6,954,333
NiSource Inc.	75,000	1,826,250
Northeast Utilities	193,000	7,164,160
South Jersey Industries, Inc.	100,000	5,004,000
Wisconsin Energy Corp.	150,000	5,277,000

		26,225,743

Total Stocks (Cost $922,149,792)		1,105,554,571

Short-Term Investments — 5.6%
Money Market Account — 1.7%
M&T Bank, 0.25%	$20,050,146	20,050,146

Money Market Funds — 0.0%
Fidelity Institutional Money Market – Government Portfolio, 0.01% (E)	10,000	10,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (E)	10,000	10,000
Vanguard Federal Money Market, 0.01% (E)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (E)	10,000	10,000

		40,000

Time Deposits — 3.9%
Brown Brothers Harriman & Co. (Grand Cayman), 0.03%, due 4/2/12	$45,454,085	45,454,085

Total Short-Term Investments (Cost $65,544,231)		65,544,231

Securities Lending Collateral — 0.1% (Cost $1,317,720)
Money Market Funds — 0.1%
Invesco Short-Term Investment Trust — Liquid Assets Portfolio (Institutional Class), 0.16% (E)	1,317,720	1,317,720

Total Investments — 99.6% (Cost $989,011,743)		1,172,416,522
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.4%		4,558,342

Net Assets — 100.0%		$1,176,974,864

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $16,042,456.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $20,589,750.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2012

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
21	Air Products and Chemicals, Inc.	$95	Jun 12	$3,990
50	Apple Inc.	600	May 12	153,000
200	Caterpillar Inc.	125	May 12	4,600
100	CF Industries Holdings, Inc.	210	May 12	21,000
45	Chevron Corp.	125	Jun 12	450
144	Cliffs Natural Resources Inc.	87.50	Apr 12	1,584
144	Cliffs Natural Resources Inc.	95	Jul 12	5,616
25	Google Inc.	725	Jun 12	16,000
100	National Oilwell Varco, Inc.	90	May 12	3,900
100	Philip Morris International Inc.	82.50	Jun 12	70,000
200	Philip Morris International Inc.	87.50	Jun 12	65,000
130	Potash Corporation of Saskatchewan Inc.	52.50	Jun 12	7,670
67	Praxair, Inc.	115	Apr 12	9,380

1,326				362,190

COLLATERALIZED PUTS
200	Anadarko Petroleum Corp.	75	May 12	$41,600
30	Apple Inc.	420	Apr 12	660
50	Apple Inc.	485	May 12	15,500
12	CF Industries Holdings, Inc.	125	May 12	312
3	CF Industries Holdings, Inc.	140	May 12	222
100	CF Industries Holdings, Inc.	165	May 12	39,000
100	CF Industries Holdings, Inc.	170	May 12	53,000
144	Cliffs Natural Resources Inc.	50	Apr 12	864
72	Cliffs Natural Resources Inc.	55	Jul 12	11,880
150	Diageo plc ADR	90	May 12	9,750
25	Google Inc.	450	Jun 12	2,000
200	Kansas City Southern	70	Apr 12	23,000
100	National Oilwell Varco, Inc.	62.50	May 12	4,200
150	Norfolk Southern Corp.	60	May 12	12,750
100	Philip Morris International Inc.	65	Jun 12	1,600
27	Praxair, Inc.	90	Apr 12	405
200	Seadrill Ltd.	34	Apr 12	3,000
200	Seadrill Ltd.	34	Jul 12	25,000
125	United Technologies Corp.	80	Apr 12	7,500
150	United Technologies Corp.	75	May 12	9,000
125	United Technologies Corp.	77.50	May 12	11,500

2,263				272,743

	Total Option Liability (Unrealized Loss of $56,221 on $578,712 Premiums Received)			$634,933

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the "Company") is registered under the Investment Company Act of 1940 as a diversified investment company. The Company is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Company's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Company's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Company's own assumptions, developed based on the best information available in the circumstances.

The Company's investments at March 31, 2012 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$1,105,554,571	$--	$--	$1,105,554,571
Short-term investments	20,090,146	45,454,085	--	65,544,231
Securities lending collateral	1,317,720	--	--	1,317,720

Total investments	$1,126,962,437	$45,454,085	$--	$1,172,416,522

Written options	$(634,933)	$--	$--	$(634,933)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2012.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2012 was $994,025,993 and net unrealized appreciation aggregated $178,390,529, of which the related gross unrealized appreciation and depreciation were $273,372,370 and $(94,981,841), respectively.

3. INVESTMENT TRANSACTIONS

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Company is subject to changes in the value of equity securities held ("equity price risk") in the normal course of pursuing its investment objectives. The Company may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, illiquidity, and unfavorable equity price movements. The Company has mitigated counterparty credit and illiquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Company to segregate certain securities or cash at its custodian when the option is written.

When the Company writes (purchases) an option, an amount equal to the premium received (paid) by the Company is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Company makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Company on the next business day. Cash deposits are placed in a registered money market fund. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2012, the Company had outstanding securities on loan of $1,281,888 and held cash collateral of $1,317,720. The Company is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	April 20, 2012

By:	/s/ Brian S. Hook
Brian S. Hook
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 20, 2012